Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	On February 4, 2025, the board determined that the purported transaction between AJP and Orbic occurred in violation of the Insider Trading Policy and possibly involved trading on material nonpublic information. The board further concluded that the transaction was inconsistent with the prospectus in the registration statement covering the resale of the AJP Shares, which explicitly conditioned resales on compliance with Sonim’s internal governance policies, including the Insider Trading Policy. In light of the violations and AJP’s failure to respond to multiple inquiries regarding compliance with the Insider Trading Policy, the Company issued a stop transfer order with respect to the AJP Shares.